Significant accounting judgements and estimates (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Significant Accounting Judgements And Estimates
Inventories	$ 384,513	$ 489,062	$ 72,030
Inventories total	38,451	48,906	7,203
Others receivables	$ 105,502	$ 134,188	$ 213,644